Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Share-based payments charge for the period	$ 579	$ 619	$ 615
Settlement of share plan awards	(650)	(592)	(570)
Pension contributions	(188)	(205)	(174)
Pension charges recorded in operating profit	55	101	136
Long-term provision charges recorded in operating profit	460	87	270
(Gain)/loss on disposal of tangible assets	(41)	(112)	4
Update to the contractual relationships for Beyfortus (nirsevimab)	(729)
Foreign exchange and other	128	(590)	(186)
Total operating activities non-cash and other movements	$ (386)	$ (692)	$ 95